Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Accounts receivable	$ 629	$ (351)
Inventories	104	(92)
Prepaid expenses and other	(21)	9
Accounts payable	(519)	265
Accrued salaries and wages	(34)	(3)
Other accrued liabilities	97	105
Income taxes payable	96	(86)
Changes in operating assets and liabilities	$ 352	$ (153)